U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of form before preparing form.
Please print or type.


1.	Name and address of issuer:		Mutual Fund Series Trust
						80 Arkay Dr. Suite 110
						Hauppauge, NY 11788

2. Name of each series or class of funds for which this notice is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Catalyst Small-Cap Insider Buying Fund, Series # S000012457
      Class A, Class # C000033860
      Class C, Class # C000033861
      Class I, Class # C000075434
Catalyst/SMH High Income Fund, Series # S000022377
      Class A, Class # C000064375
      Class C, Class # C000064376
      Class I, Class # C000128969
Catalyst/SMH Total Return Income Fund, Series # S000022378
      Class A, Class # C000064377
      Class C, Class # C000064378
      Class I, Class # C000128970
Catalyst/Groesbeck Growth of Income Fund, Series # S000027215
      Class A, Class # C000082156
      Class C, Class # C000082157
      Class I, Class # C000092592
Catalyst Hedged Insider Buying Fund, Series # S000029495
      Class A, Class # C000090506
      Class C, Class # C000090507
      Class I, Class # C000142547
Catalyst Insider Buying Fund, Series # S000033417
      Class A, Class # C000102754
      Class C, Class # C000102755
      Class I, Class # C000142548
Catalyst/MAP Global Capital Appreciation Fund, Series # S000033420
      Class A, Class # C000102760
      Class C, Class # C000102761
      Class I, Class # C000142550
Catalyst/MAP Global Total Return Fund, Series # S000033419
      Class A, Class # C000102758
      Class C, Class # C000102759
      Class I, Class # C000142549
Catalyst Dynamic Alpha Fund, Series # S000035242
      Class A, Class # C000108407
      Class C, Class # C000108408
      Class I, Class # C000142551
Catalyst Insider Long/Short Fund, Series # S000036622
      Class A, Class # C000111977
      Class C, Class # C000111978
      Class I, Class # C000142552
Catalyst/Lyons Tactical Allocation Fund, Series # S000036624
      Class A, Class # C000111981
      Class C, Class # C000111982
      Class I, Class # C000142553
Catalyst/Princeton Floating Rate Income Fund, Series # S000039512
      Class A, Class # C000121700
      Class C, Class # C000121701
      Class I, Class # C000121702
Catalyst Hedged Futures Strategy Fund, Series # S000041894
      Class A, Class # C000130114
      Class C, Class # C000130115
      Class I, Class # C000130116
Catalyst Lyons Hedged Premium Return Fund, Series # S000036625
      Class A, Class # C000111983
      Class C, Class # C000111984
      Class I, Class # C000142554
Catalyst EquityCompass Buyback Strategy Fund, Series # S000043482
      Class A, Class # C000134860
      Class C, Class # C000134861
      Class I, Class # C000134862
Catalyst Macro Strategy Fund, Series # S000044450
      Class A, Class # C000138299
      Class C, Class # C000138300
      Class I, Class # C000138301
Catalyst Activist Investor Fund, Series # S000045920
      Class A, Class # C000143106
      Class C, Class # C000143107
      Class I, Class # C000143108
Catalyst Insider Income Fund, Series # S000045921
      Class A, Class # C000143109
      Class C, Class # C000143110
      Class I, Class # C000143111
Catalyst Intelligent Alternative Fund, Series # S000045922
      Class A, Class # C000143112
      Class C, Class # C000143113
      Class I, Class # C000143114
Catalyst/Stone Beach Income Opportunity Fund, Series # S000045923
      Class A, Class # C000143115
      Class C, Class # C000143116
      Class I, Class # C000143117
Catalyst/Groesbeck Aggressive Growth Fund, Series # S000045924
      Class A, Class # C000143118
      Class C, Class # C000143119
      Class I, Class # C000143120
Catalyst Time Value Trading Fund, Series # S000047217
      Class A, Class # C000147956
      Class C, Class # C000147957
      Class I, Class # C000147958
Catalyst/Princeton Hedged Income Fund, Series # S000047218
      Class A, Class # C000147959
      Class C, Class # C000147960
      Class I, Class # C000147961
Catalyst MLP & Infrastructure Fund, Series # S000045781
      Class A, Class # C000142728
      Class C, Class # C000142729
      Class I, Class # C000142730
Eventide Gilead Fund, Series # S000022598
      Retail Class, Class # C000065340
      Class A, Class # C000080457
      Class C, Class # C000080458
      Institutional Class, Class # C000080459
Eventide Healthcare & Life Sciences Fund, Series # S000039514
      Retail Class, Class # C000121709
      Class A, Class # C000121707
      Class C, Class # C000121708
      Institutional Class, Class # C000121710
Day Hagan Tactical Allocation Fund of ETFs, Series # S000026891
      Class A, Class # C000080932
      Class C, Class # C000080933
      Class I, Class # C000141895
Day Hagan Tactical Dividend Fund, Series # S000045618
      Class A, Class # C000141892
      Class C, Class # C000141893
      Class I, Class # C000141894
SMH Representation Trust, Series # S000027982
      Class # C000085054



3.	Investment Company Act File Number:	811-21872

	Securities Act File Number:	333-132541

4(a)	Last day of fiscal year for which this notice is filed:
					            June 30, 2015

4(b)	Check box if this notice is being filed late (i.e., more
      than 90 Calendar days after the end of issuers fiscal year, (See Instruction A,2)


        Note: If the Form is being filed late, Interest must be paid on the registration fee due.

4(c)	Check box if this is the last time issuer will be filing
 	this form.

5. Calculation of registration fee:


(i) Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):             $3,679,798,496
(ii) Aggregate price of securities redeemed or
repurchased during the fiscal year:	             $1,282,714,787

(iii) Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending
no earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable to the Commission:	                     $          0


(iv) Total available redemption credits
(add Items 5(ii)and 5(iii):	                     $1,282,714,787

(v) Net sales - If Item 5(i) is greater than
 Item 5(iv)[subtract Item 5(iv) from Item 5(i)]    $2,397,083,709

(vi) Redemption credits available for use
in future years.
- if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:			     $          0


(vii) Multiplier for determining registration fee (See
Instruction C.9): 			             X .0001162

(viii) Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter "0" of no fee is due):  	       =     $ 278,541.13

6. Prepaid Shares

   If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _____0______. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here:____0______


7. Interest due - If this form is being filed
   more than 90 days after the end of the issuer's
   Fiscal year (see Instruction D):             +  $       0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                = $ 0


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

Method of Delivery:

 [ ]     Wire Transfer

 [ ]     Mail or other means


SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)* /s/ Erik Naviloff, Treasurer

	Date	September 24, 2015

	 *Please print the name and title of the signing officer below the signature.